As filed with the Securities and Exchange Commission on March 3, 2014

File Nos. 033-39088
811-06243

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.	69	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	71	[X]

FRANKLIN STRATEGIC SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906_____
(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
Registrant's Telephone Number, Including Area Code

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on March 4, 2014 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectus and statement of additional information of Franklin Biotechnology Discovery, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, and the Investment Company of 1940.

EXPLANATORY NOTE

This Amendment No. 69 (Amendment) to the Registration Statement of Franklin Strategic Series (Registrant) on Form N-1A (File No. 811-06243) is being filed under the Securities Act of 1933 (1933 Act), to amend and supplement Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on August 28, 2013 under the 1940 Act (Accession No. 0001379491-13-000800) (Amendment No. 67), as pertaining to the Parts A and Parts B of Franklin Biotechnology Discovery Fund, series of the Registrant (the “Fund”). The Part A and the Part B of the Fund, as filed in Amendment No. 65, are incorporated herein by reference.

FSS2 P-1 03/14

SUPPLEMENT DATED MARCH 4, 2014

TO THE PROSPECTUS DATED SEPTEMBER 1, 2013

OF

FRANKLIN STRATEGIC SERIES

(Franklin Biotechnology Discovery Fund, Franklin Natural Resources Fund)

The prospectus is amended as follows:

I.  The Franklin Biotechnology Discovery Fund will begin offering Class C shares on or about March 4, 2014. Therefore, on or about March 4, 2014, the Franklin Biotechnology Discovery Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II.  The “Fund Summary - Fees and Expenses of the Fund” section of the Franklin Biotechnology Fund beginning on page 3 is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C1	Class R6[2]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[3]	1.00%	None	None

1. The Fund will begin offering Class C shares on March 4, 2014.

2. The Fund began offering Class R6 shares on May 1, 2013.

3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Sales Charges-Class A" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.29%	1.00%	None	None
Other expenses[1]	0.42%	0.42%	0.21%	0.42%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	1.22%	1.93%	0.72%	0.93%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.21%	1.92%	0.71%	0.92%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class's lower shareholder servicing fees.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 306	$ 528	$ 769	$ 1,458
Class C	$ 223	$ 435	$ 769	$ 1,715
Advisor Class	$ 57	$ 231	$ 421	$ 968
If you do not sell your shares:
Class C	$ 123	$ 435	$ 769	$ 1,715

III. The first paragraph (after the Average Annual Total Returns table) of  the “Fund Summary - Performance” section of the Franklin Biotechnology Fund beginning on page 15 is revised with the following:

Performance information for Class C shares and Class R6 shares are not shown because Class C had not commenced operations and Class R6 shares did not have a full calendar year of operations as of the date of this prospectus.

IV. The first paragraph (after the sales charge table ) of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 47 is replaced with the following:

The Biotechnology Fund began offering Class R6 shares on May 1, 2013 and will begin offering Class C shares on March 4, 2014. The Natural Resources Fund began offering Class R6 shares on September 20, 2013.

Please keep this supplement for future reference.

FSS2 SA-1 03/14

     SUPPLEMENT DATED MARCH 4, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 1, 2013
OF
FRANKLIN STRATEGIC SERIES

(Franklin Biotechnology Discovery Fund, Franklin Natural Resources Fund)

The statement of additional information is amended as follows:

I.  The Franklin Biotechnology Discovery Fund will begin offering Class C shares on or about March 4, 2014. Therefore, on or about March 4, 2014, the Franklin Biotechnology Discovery Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II.  The second paragraph under the “Organization, Voting Rights and Principal Holders” section on page 52 is replaced with the following:

The Biotechnology Fund and Natural Resources Fund currently offer four classes of shares, Class A, Class C, Class R6 and Advisor Class. The Biotechnology Fund began offering Class R6 shares on May 1, 2013 and will begin offering Class C shares on March 4, 2014. The Natural Resources Fund began offering Class R6 shares on September 20, 2013. The Funds may offer additional classes of shares in the future. The full title of each class is:

  Franklin Biotechnology Discovery Fund - Class A
  Franklin Biotechnology Discovery Fund - Class C
  Franklin Biotechnology Discovery Fund – Class R6
  Franklin Biotechnology Discovery Fund - Advisor Class
  Franklin Natural Resources Fund - Class A
  Franklin Natural Resources Fund - Class C
  Franklin Natural Resources Fund - Class R6
  Franklin Natural Resources Fund - Advisor Class

Please keep this supplement for future reference.

FRANKLIN STRATEGIC SERIES

FILE NOS. 033-39088 & 811-06243

PART C

OTHER INFORMATION

Item 28. Exhibits. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:
(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated April 11, 2007

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(ii)

Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated April 11, 2007 and affective October 21, 2008

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(b)	By-Laws

(i)

Second Amended and Restated By-Laws of Franklin Strategic Series, a Delaware statutory trust effective as of April 11, 2007

Filing: Post-Effective Amendment No. 51 to

Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2007

(c)	Instruments Defining Rights of Security Holders

	(i)	Amended and Restated Agreement and Declaration
	(a)	Article III, Shares
	(b)	Article V, Shareholders’ Voting Powers and Meetings
	(c)	Article VI, Net Asset Value, Distributions, Redemptions and Transfers
	(d)	Articles VIII, Certain Transactions – Section 4
	(e)	Articles X, Miscellaneous – Section 4

	(ii)	Amended and Restated By-Laws
	(a)	Article II, Meetings of Shareholders
	(b)	Article VI, Records and Reports – Section 1, 2 and 3
	(c)	Article VII, General Matters: - Sections 3, 4, 6 and 7
	(d)	Articles VIII, Amendment – Section 1

	(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund) and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(ii)

Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(iii)

Amended and Restated Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund) and Franklin Advisers, Inc., dated July 12, 1993

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(iv)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund) and Franklin Advisers, Inc., dated July 12, 1993

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(v)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund) and Franklin Natural Resources Fund and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(vi)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(vii)

Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated July 15, 1997

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 1997

(viii)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Focused Core Equity Fund and Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(ix)

Addendum to Investment Management Agreement between the Registrant on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2008

(x)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2008

(xi)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2008

(xii)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2008

(xiii)

Amended and Restated Investment Management Agreement Between the Registrant, on behalf of Franklin Small Cap Growth Fund And Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(xiv)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund and Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(xv)

Investment Management Agreement between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin Templeton Investment Management Limited dated September 6, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(xvi)

Derivatives Power of Attorney for the Registrant, on behalf of Franklin Global Government Bond Fund dated July 17, 2013

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 4, 2013

(e)	Underwriting Contracts

(i)

Amended and Restated Distribution Agreement between the Registrant on behalf of its series and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 58 to

Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 23, 1998

(iv)

Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(v)

Amendment dated August 8, 2013 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(vi)

Amendment dated August 8, 2013 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(vii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(viii)

Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(ix)

Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(x)

Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(xi)

Amendment dated August 8, 2013 to Exhibit A of the Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Flex Cap Growth Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin Natural Resources Fund

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(ii)

Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Templeton Services, LLC, dated April 17, 2012

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(iii)

Subcontract for Fund Administrative Services dated May 1, 2013 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(iv)

Subcontract for Fund Administrative Services between Franklin Templeton Services, LLC and Franklin Templeton Investment Management Limited for the Registrant, on behalf of Franklin Global Government Bond Fund dated August 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(i)	Legal Opinion

	(i)	Opinion and Consent of Counsel dated March 8, 1999 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: March 11, 1999

(ii)

Opinion and Consent of Counsel dated June 20, 2013 on behalf of Franklin Global Government Bond Fund

Filing: Post-Effective Amendment No. 64 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 21, 2013

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)

Letter of Understanding for Franklin California Growth Fund (name changed to Franklin Flex Cap Growth Fund) dated August 20, 1991

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(ii)

Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 5, 1995

(iii)

Letter of Understanding for Franklin

Flex Cap Growth Fund (formerly Franklin California Growth Fund)-Class C dated August 30, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iv)

Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(v)

Letter of Understanding for Franklin Growth Opportunities Fund (formerly Franklin Aggressive Growth Fund), dated June 22, 1999

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 28, 1999

(vi)

Letter of Understanding for Franklin Small Cap Growth Fund (formerly Franklin Small Cap Growth Fund II) dated April 28, 2000

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 30, 2000

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Flex Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(ii)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Opportunities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(viii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(ix)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(x)

Amended and Restated Class C Distribution Plan between the Registrant, on behalf of Franklin Growth Opportunities Fund , Franklin Flex Cap Growth Fund , Franklin Focused Core Equity Fund, Franklin Natural Resources Fund, Franklin Small-Mid Cap Growth Fund, Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(xi)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(xii)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(xiii)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(xiv)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

	(xv)	Form of Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc.

(n)	Rule 18f-3 Plan

(i)

Amended and Restated Multiple Class Plan for Franklin Natural Resources Fund dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(ii)

Amended and Restated Multiple Class Plan for Franklin Strategic Income Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(iii)

Amended and Restated Multiple Class Plan for Franklin Growth Opportunities Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(iv)

Amended and Restated Multiple Class Plan for Franklin Flex Cap Growth Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(v)

Amended and Restated Multiple Class Plan for Franklin Small Cap Growth Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(vi)

Amended and Restated Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(vii)

Amended and Restated Multiple Class Plan for Franklin Focused Core Equity Fund, dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

	(viii)	Form of Amended and Restated Multiple Class Plan for Franklin Biotechnology Discovery Fund

(ix)

Multiple Class Plan for Franklin Global Government Bond Fund, dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 28, 2013

(p)	Code of Ethics

	(i)	Code of Ethics dated April 1, 2012 Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: August 27, 2012

(q)	Power of Attorney

	(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: August 28, 2013

Item 29.    Persons Controlled by or Under Common Control with the Fund

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

(a)  Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)  Franklin Templeton Investment Management Limited (FTIML)

FTIML serves as the investment manager of one series of the Trust. FTIML is an indirect subsidiary of Templeton Worldwide, Inc., which is a subsidiary of Resources.  For additional information please see Part B and Schedules A and D of Form ADV of FTIML (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of FTIML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant at One Franklin Parkway, San Mateo CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC both of whose address is 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 28th day of February, 2014.

Franklin Strategic Series

(Registrant)

By: /s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*	Chief Executive Officer – Investment
Edward B. Jamieson	Management
Dated: February 28, 2014

LAURA F. FERGERSON*	Chief Executive Officer – Finance
Laura F. Fergerson	And Administration
Dated: February 28, 2014

GASTON GARDEY*	Chief Financial Officer and Chief
Gaston Gardey	Accounting Officer
Dated: February 28, 2014

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: February 28, 2014

SAM GINN*	Trustee
San Ginn	Dated: February 28, 2014

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: February 28, 2014

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: February 28, 2014

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: February 28, 2014

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Date: February 28, 2014

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: February 28, 2014

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: February 28, 2014

JOHN B. WILSON*

Trustee
John B. Wilson	Dated: February 28, 2014

*By:  /s/KAREN L. SKIDMORE

Karen L. Skidmore

      Attorney-in-Fact

      (Pursuant to Power of Attorney previously filed)

FRANKLIN STRATEGIC SERIES

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99 (a)(i)	Amended and Restated Agreement and Declaration of Trust dated April 11, 2007	*

EX-99.(a)(ii)	Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated April 11, 2007 and affective October 21, 2008	*

EX-99.(b)(i)	Second Amended and Restated By-Laws effective April 11, 2007	*

EX-99.(d)(i)

Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund), and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

*

EX-99.(d)(ii)	Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994	*

EX-99.(d)(iii)	Amended and Restated Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund) and Franklin Advisers, Inc., dated July 12, 1993	*

EX-99.(d)(iv)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund), and Franklin Advisers, Inc., dated July 12, 1993

*

EX-99.(d)(v)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund), and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

*

EX-99.(d)(vi)	Amendment dated August 1, 1995 to the Management Agreement between the Registrant on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994	*

EX-99.(d)(vii)	Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated July 15, 1997	*

EX-99.(d)(viii)	Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Focused Core Equity Fund and Franklin Advisers, Inc., dated May 1, 2013	*

EX-99.(d)(ix)	Addendum to Investment Management Agreement between the Registrant on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated January 1, 2008	*

EX-99(d)(x)	Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008	*

EX-99(d)(xi)	Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated January 1, 2008	*

EX-99(d)(xii)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

*

EX-99(d)(xiii)	Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund And Franklin Advisers, Inc., dated May 1, 2013	*

EX-99(d)(xiv)	Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund and Franklin Advisers, Inc., dated May 1, 2013	*

EX-99.(d)(xv)	Investment Management Agreement between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin Templeton Investment Management Limited dated September 6, 2013	*

EX-99.(d)(xvi)	Derivatives Power of Attorney for the Registrant, on behalf of Franklin Global Government Bond Fund dated July 17, 2013	*

EX-99.(e)(i)	Amended and Restated Distribution Agreement between the Registrant on behalf of each of its series and Franklin/Templeton Distributors, Inc. dated January 1, 2011	*

EX-99.(e)(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated May 1, 2010	*

EX-99.(g)(i)	Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iv)	Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(v)	Amendment dated August 8, 2013, to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(vi)	Amendment dated August 8, 2013 to Schedule 1 of the Amendment dated May 16, 2001to the Master Custody Agreement dated February 16, 1996	*

EX-99.(g)(vii)	Amended and Restated Foreign Custody Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(g)(viii)	Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement	*

EX-99.(g)(xi)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement	*

EX-99.(g)(x)	Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(xi)	Amendment dated August 8, 2013 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(h)(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for the Registrant on behalf of Franklin Flex Cap Growth Fund, Franklin Natural Resources Fund, Franklin Small-Mid Cap Growth Fund and Franklin Strategic Income Fund

*

EX-99.(h)(ii)	Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Templeton Services, LLC, dated April 17, 2012	*

EX-99.(h)(iii)

Subcontract for Fund Administrative Services dated May 1, 2013 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for the Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund

*

EX-99.(h)(iv)

Subcontract for Fund Administrative Services between Franklin Templeton Investment Management Limited and Franklin Templeton Services, LLC for the Registrant on behalf of Franklin Global Government Bond Fund dated August 1, 2013

*

EX-99 (i)(i)	Opinion and Consent of Counsel dated March 8, 1999	*

EX-99 (i)(ii)	Opinion and Consent of Counsel dated June 20, 2013 on behalf of Franklin Global Government Bond Fund	*

EX-99.(l)(i)	Letter of Understanding for Franklin Flex Cap Growth Fund dated August 20, 1991	*

EX-99.(l)(ii)	Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995	*

EX-99.(l)(iii)	Letter of Understanding for Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund) – Class C dated August 30, 1996	*

EX-99.(l)(iv)	Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997	*

EX-99.(l)(v)	Letter of Understanding for Franklin Growth Opportunities Fund (formerly Franklin Aggressive Growth Fund) dated June 22, 1999	*

EX-99.(l)(vi)	Letter of Understanding for Franklin Small Cap Growth Fund (formerly Franklin Small Cap Growth Fund II) dated April 28, 2000	*

EX-99.(m)(i)	Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Flex Cap Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(ii)	Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009`

*

EX-99.(m)(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

*

EX-99.(m)(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Biotechnology Discovery Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

*

EX-99.(m)(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Growth Opportunities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

*

EX-99.(m)(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

*

EX-99.(m)(viii)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, dated February 1, 2009	*

EX-99.(m)(ix)	Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009	*

EX-99.(m)(x)

Amended and Restated Class C Distribution Franklin Focused Core Equity Fund, Plan between the Registrant, on behalf of Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Focused Core Equity Fund, Franklin Natural Resources Fund, Franklin Small-Mid Cap Growth Fund, (Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

*

EX-99.(m)(xi)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

*
EX-99.(m)(xii)	Class A Distribution Plan pursuant to Rule 12b-1 between the registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013	*

EX-99.(m)(xiii)	Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013	*

EX-99.(m)(xiv)	Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013	*

EX-99.(m)(xv)	Form of Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc.	Attached

EX-99.(n)(i)	Multiple Class Plan for Franklin Natural Resources Fund dated July 17, 2013	*

EX-99.(n)(ii)	Amended and Restated Multiple Class Plan for Franklin Strategic Income Fund dated December 6, 2012	*

EX-99.(n)(iii)	Amended and Restated Multiple Class Plan for Franklin Growth Opportunities Fund dated December 6, 2012	*

EX-99.(n)(iv)	Amended and Restated Multiple Class Plan for Franklin Flex Cap Growth Fund dated December 6, 2012	*

EX-99.(n)(v)	Amended and Restated Multiple Class Plan for Franklin Small Cap Growth Fund dated December 6, 2012	*

EX-99.(n)(vi)	Amended and Restated Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated December 6, 2012	*

EX-99.(n)(vii)	Amended and Restated Multiple Class Plan for Franklin Focused Core Equity Fund, dated December 6, 2012	*

EX-99.(n)(viii)	Form of Amended and Restated Multiple Class Plan for Franklin Biotechnology Discovery Fund	Attached

EX-99.(n)(ix)	Multiple Class Plan for Franklin Global Government Bond Fund, dated July 17, 2013	*

EX-99.(p)(i)	Code of Ethics dated April 1, 2012	*

EX-99.(q)(i)	Power of Attorney dated June 13, 2013	*

*     Incorporated by reference